Mergers and Acquisitions (Tables)	12 Months Ended
Mar. 31, 2018
Business Acquisition [Line Items]
Summary of Estimated Purchase Consideration
The following table summarizes the components of the estimated purchase consideration, inclusive of Lions Gate’s existing ownership of Starz common stock and Starz’s share-based equity awards outstanding as of December 8, 2016:

		(Amounts in millions)
Market value, as of December 8, 2016, of Starz Series A and Series B common stock already owned by Lionsgate(1)		$179.3
Cash consideration paid to Starz stockholders
Starz Series A common stock at $18.00	$1,123.3
Starz Series B common stock at $7.26	52.8
		1,176.1
Fair value of Lionsgate voting and non-voting shares issued to Starz's stockholders
Starz Series A common stock at exchange ratio of 0.6784 Lionsgate non-voting shares	$1,088.0
Starz Series B common stock at exchange ratio of 0.6321 Lionsgate voting shares	121.6
Starz Series B common stock at exchange ratio of 0.6321 Lionsgate non-voting shares	118.1
		1,327.7
Replacement of Starz share-based payment awards(2)		186.5
Liability for dissenting shareholders		797.3
Total purchase consideration		$3,666.9
(1)The difference between the fair value of the Starz available-for-sale securities owned by Lionsgate and the original cost of the Starz available-for-sale securities of $158.9 million, amounting to $20.4 million, was reflected as a gain on Starz investment in the consolidated statement of income for the fiscal year ended March 31, 2017.
(2)Upon the closing of the merger, each outstanding share-based equity award (i.e., stock options, restricted stock, and restricted stock units) of Starz was replaced by a Lions Gate non-voting share-based equity award (“Lions Gate replacement award”) with terms equivalent to the existing awards based on the exchange ratio set forth in the Merger Agreement. Each Starz outstanding award was measured at fair value on the date of acquisition and the portion attributable to pre-combination service was recorded as part of the purchase consideration. The fair value of the Lions Gate replacement award measured on the date of acquisition in excess of the fair value of the Starz award attributed to and recorded as part of the purchase consideration was attributed to post-combination services and is being recognized as share-based compensation expense over the remaining post-combination service period. The estimated aggregate fair value of the Lions Gate replacement awards to be recorded as part of the purchase consideration is $186.5 million, and the estimated remaining aggregate fair value totaling $43.3 million will be recognized in future periods in accordance with each respective award’s vesting terms. The fair value of the Lions Gate replacement restricted stock and restricted stock unit awards was determined based on the value estimated for the Class A voting shares and Class B non-voting shares as of the acquisition date as discussed above. The fair value of Lions Gate replacement stock option awards was determined using the Black-Scholes option valuation model using the estimated fair value of the Class B non-voting shares underlying the replacement stock options. For purposes of valuing the Lions Gate replacement awards, the following weighted-average applicable assumptions were used in the Black-Scholes option valuation model:

Weighted average assumptions:
Risk-free interest rate	0.39% - 1.83%
Expected option lives (years)	0.01 - 5.50 years
Expected volatility	35%
Expected dividend yield	0%

The risk-free rate assumed in valuing the options is based on the U.S. Treasury Yield curve in effect applied against the expected term of the option at the time of the grant. The expected option lives represents the period of time that options are expected to be outstanding. Expected volatilities are based on implied volatilities from traded options on Lions Gate’s stock, historical volatility of Lions Gate’s stock and other factors. The expected dividend yield was zero since the combined company had suspended the quarterly dividend.

Fair Value Assumptions in Replacement Awards
For purposes of valuing the Lions Gate replacement awards, the following weighted-average applicable assumptions were used in the Black-Scholes option valuation model:

Weighted average assumptions:
Risk-free interest rate	0.39% - 1.83%
Expected option lives (years)	0.01 - 5.50 years
Expected volatility	35%
Expected dividend yield	0%

Purchase Price Allocation

(Amounts in millions)
Cash and cash equivalents	$73.5
Accounts receivable	254.9
Investment in films and television programs and program rights	851.9
Property and equipment	121.4
Investments	12.1
Intangible assets	2,071.0
Other assets	139.9
Accounts payable and accrued liabilities	(143.1)
Corporate debt and capital lease obligations	(1,013.1)
Deferred tax liabilities	(713.6)
Other liabilities	(165.0)
Fair value of net assets acquired	1,489.9
Goodwill	2,177.0
Total purchase consideration	$3,666.9

Starz
Business Acquisition [Line Items]
Pro Forma Statement of Operations Information
The following unaudited pro forma condensed consolidated statements of operations information presented below illustrates the results of operations of the Company as if the Starz Merger and related debt financing (see Note 7) occurred on April 1, 2016.

Year Ended
March 31,
2017
(Amounts in millions, except per share amounts)
Revenues	$4,323.7
Net income attributable to Lions Gate Entertainment Corp. shareholders	$148.4
Basic Net Income Per Common Share attributable to Lions Gate Entertainment Corp. shareholders	$0.74
Diluted Net Income Per Common Share attributable to Lions Gate Entertainment Corp. shareholders	$0.71
The unaudited pro forma condensed consolidated statement of operations information does not include adjustments for any operating efficiencies or cost savings, and exclude $70.9 million of acquisition-related costs that were expensed in restructuring and other expenses during the year ended March 31, 2017.